STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (810,705)	$ (6,725,368)	$ 4,595,625	$ 5,094,479	$ (17,665,187)	$ 4,098,520
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Gain on marketable securities, dividends and interest held in Trust Account	(6,992)	(1,128,747)	(1,760,594)	(3,322,448)	(1,261,249)	(4,554,158)
Loss (gain) on revaluation of warrant liability	(9,942,500)	(5,763,750)	(3,617,500)	(2,666,250)	16,533,750	(520,000)
Changes in operating assets and liabilities:
Prepaid expenses	(60,016)	16,903		(101,988)	51,905	(62,738)
Accounts payable	9,003,790	11,337	(138,629)	79,620	830,344	83,995
Accrued expenses	(172,311)	41,140	82,575	(87,694)	770,551	6,166
Net cash used in operating activities	(367,324)	(97,749)	(836,317)	(1,002,075)	(739,886)	(948,215)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(287,500,000)	(287,500,000)		(287,500,000)
Net cash used in investing activities			(287,500,000)	(287,500,000)		(287,500,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party			250,000	250,000		250,000
Repayment of note payable and advances from related party			(252,206)	(252,206)		(250,000)
Proceeds received from initial public offering, gross			287,500,000	287,500,000		287,500,000
Proceeds from private placement			7,750,000	7,750,000		7,750,000
Offering costs paid			(5,151,990)	(5,151,990)		(5,236,990)
Net cash provided by financing activities	0	0	290,095,804	290,095,804	0	290,013,010
Net change in cash	(367,324)	(97,749)	1,759,487	1,593,729	(739,886)	1,564,795
Cash - beginning of period	849,909	1,589,795	25,000	25,000	1,589,795	25,000
Cash - end of period	482,585	1,492,046	1,784,487	1,618,729	849,909	1,589,795
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable			2,600	2,600		2,600
Prepaid expenses included in accounts payable		63,750
Remeasurement of ordinary shares subject to possible redemption			26,789,590	26,789,590		26,789,590
Deferred underwriting commissions			$ 9,187,500	$ 9,187,500		$ 9,187,500